Other Comprehensive Income (Loss) (Tables)	12 Months Ended
Dec. 31, 2025
Equity [Abstract]
Summary of Tax Effects of Components in Other Comprehensive Income (Loss)
The following tables present the components of other comprehensive income (loss), both gross and net of tax, for the years ended December 31, 2025, 2024, and 2023:

	For the Years Ended December 31,
	2025			2024
	Before Tax	Tax Effect	After Tax	Before Tax	Tax Effect	After Tax
	(In thousands)
Components of other comprehensive income:
Unrealized gain on debt securities available for sale:	$37,429	$(10,925)	$26,504	$77,585	$(21,591)	$55,994
Accretion of unrealized gain on debt securities reclassified as held to maturity	5	(3)	2	4	(1)	3
Reclassification adjustment for gain (loss) included in net income	290	(81)	209	(35,851)	9,980	(25,871)

	37,724	(11,009)	26,715	41,738	(11,612)	30,126

Derivatives:

Unrealized (loss) gain on swap contracts accounted for as cash flow hedges	(4,537)	1,264	(3,273)	2,467	(688)	1,779

Employee benefit plans:
Amortization of prior service cost included in net income	(141)	39	(102)	(98)	27	(71)
Reclassification adjustment of actuarial net gain (loss) included in net income	92	(26)	66	(1,341)	378	(963)
Change in funded status of retirement obligations	15,451	(4,461)	10,990	24,248	(6,752)	17,496

	15,402	(4,448)	10,954	22,809	(6,347)	16,462

Total other comprehensive income	$48,589	$(14,193)	$34,396	$67,014	$(18,647)	$48,367

	For the Year Ended December 31,
	2023
	Before Tax	Tax Effect	After Tax
	(In thousands)
Components of other comprehensive income:
Unrealized gain on debt securities available for sale:	$41,181	$(11,544)	$29,637
Accretion of unrealized (loss) on debt securities reclassified as held to maturity	(14)	4	(10)
Reclassification adjustment for (loss) included in net income	(10,847)	3,053	(7,794)

	30,320	(8,487)	21,833

Derivatives:

Unrealized (loss)on swap contracts accounted for as cash flow hedges	(1,274)	356	(918)

Employee benefit plans:
Amortization of prior service cost included in net income	(56)	16	(40)
Reclassification adjustment of actuarial net (loss) included in net income	(776)	218	(558)
Change in funded status of retirement obligations	340	(96)	244

	(492)	138	(354)

Total other comprehensive income	$28,554	$(7,993)	$20,561

Summary of Changes in Components of Other Comprehensive Income (Loss)
The following tables present the changes in the components of accumulated other comprehensive income (loss), net of tax, for the years ended December 31, 2025, 2024, and 2023:

	For the Years Ended December 31,
	2025				2024
	Unrealized (Losses) on Debt Securities Available for Sale	Unrealized Gains (Losses) on Swaps	Employee Benefit Plans	Accumulated Other Comprehensive (Loss)	Unrealized (Losses) on Debt Securities Available for Sale	Unrealized Gains (Losses) on Swaps	Employee Benefit Plans	Accumulated Other Comprehensive (Loss)
	(In thousands)
Balance at beginning of period	$(83,523)	$1,365	$(28,210)	$(110,368)	$(113,649)	$(414)	$(44,672)	$(158,735)
Current period changes in other comprehensive income (loss)	26,715	(3,273)	10,954	34,396	30,126	1,779	16,462	48,367

Total other comprehensive income (loss)	$(56,808)	$(1,908)	$(17,256)	$(75,972)	$(83,523)	$1,365	$(28,210)	$(110,368)

	For the Year Ended December 31,
	2023
	Unrealized Gains (Losses) on Debt Securities Available for Sale	Unrealized Gains (Losses) on Swaps	Employee Benefit Plans	Accumulated Other Comprehensive (Loss)
	(In thousands)
Balance at beginning of period	$(135,482)	$504	$(44,318)	$(179,296)
Current period changes in other comprehensive income (loss)	21,833	(918)	(354)	20,561

Total other comprehensive income (loss)	$(113,649)	$(414)	$(44,672)	$(158,735)

Summary of Reclassification Out of AOCI
The following tables reflect amounts reclassified from accumulated other comprehensive income (loss) in the Consolidated Statements of Income and the affected line item in the statement where net income is presented for the years ended December 31, 2025, 2024, and 2023:

	Accumulated Other Comprehensive Income (Loss) Components
	For the Years Ended December 31,			Affected Line Items in the Consolidated Statements of Income
	2025	2024	2023
	(In thousands)
Reclassification adjustment for gain (loss) included in net income	$290	$(35,851)	$(10,847)	Gain (loss) on securities transactions
Reclassification adjustment of actuarial net gain (loss) included in net income	92	(1,341)	(776)	Other non-interest expense

Total before tax	382	(37,192)	(11,623)
Income tax (expense) benefit	(107)	10,358	3,271

Net of tax	$275	$(26,834)	$(8,352)